Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Accumulated other comprehensive loss [Abstract]
Total unrealized (losses)/gains from hedging financial instruments	$ 1,347	$ (1,982)	$ (1,044)	$ (2,508)
Changes in fair value of financial instruments	1,347	(1,982)	(1,044)	(2,662)
Losses reclassified to income	$ 0	$ 0	$ 0	$ 154